Commitments, liabilities and contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary Of Contingent Liabilities

	As at March 31,
Description	2022	2023	2023
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	1,245	1,544	19
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,197	1,259	15
VAT, GST, service tax, entry tax matters#	52	52	1
Income tax disallowances / demands under litigation	82	166	2
Others^	—	429	5

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes disputes related to land, water tax on Electricity Generation Act, 2012 and Forecasting, Scheduling, Deviation Settlement Mechanism and related matters of wind and solar generating stations Regulations, 2018 (DSM Regulations, 2018) etc.